Segment Information - Summary of Depreciation and Amortization Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Depreciation and Amortization Expenses [Line Items]
Depreciation and amortization	$ 145,888	$ 106,820	$ 122,703
Educational services and test preparation courses [Member]
Depreciation and Amortization Expenses [Line Items]
Depreciation and amortization	110,946	80,277	97,413
Private label products and livestreaming e-commerce [Member]
Depreciation and Amortization Expenses [Line Items]
Depreciation and amortization	2,296	1,973	1,394
Overseas study consulting services [Member]
Depreciation and Amortization Expenses [Line Items]
Depreciation and amortization	5,867	4,517	4,243
Others [Member]
Depreciation and Amortization Expenses [Line Items]
Depreciation and amortization	$ 26,779	$ 20,053	$ 19,653